Patents (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	As of December 31, 2015	As of June 30, 2015

Patents	$880,000	$880,000
Less accumulated armortization	(287,000)	(251,000)

Patents, net	$593,000	$629,000

Patents consist of the following:
	June 30,
	2015	2014

Patents	$880,000	$880,000
Less accumulated amortization	(251,000)	(180,000)
Patents, net	$629,000	$700,000